UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Top Flight Fund
	Schedule of Investments
	December 31, 2008

Shares		Market Value

COMMON STOCKS - 108.00%

Air Transportation, Scheduled - 1.67%
6,400	Lan Airlines S.A.	$ 51,520

Ball & Roller Bearings - 2.49%
3,900	Timken Co.	76,557

Bituminous Coal & Lignite Mining - 2.36%
3,200	Peabody Energy Corp.	72,800

Bottled & Canned Soft Drinks - 2.52%
18,400	Whitman Corp. *	77,648

Cement, Hydraulic - 1.60%
5,400	Cemex S.A. DE C.V. *	49,356

Construction Machinery & Equipment - 2.38%
4,700	CNH Global NV	73,320

Crude Petroleum & Natural Gas - 7.57%
800	Cnooc, Ltd.	76,192
3,100	Petro Brasileir	75,919
2,800	Southwestern Energy Co. *	81,116
		233,227
Cutlery, Handtools & General Hardware - 2.07%
2,300	Simpson Manufacturing Co., Inc.	63,848

Electronic Componets & Access - 2.30%
20,700	Vishay Intertechnology, Inc. *	70,794

Gold & Silver Ores - 4.16%
6,700	Gold Field Ltd.	66,531
1,400	Randgold Resources Ltd. *	61,488
		128,019
Hospital & Medical Service Plans - 2.66%
2,200	Humana, Inc. *	82,016

In Vitro & In Vivo Diagnostic - 2.46%
4,000	Inverness Medical Innovations, Inc. *	75,640

Industrial Inorganic Chemicals - 1.19%
900	Mineral Technologies, Inc.	36,810

Industrial Instruments For Measuring - 2.69%
5,600	Cognex Corp.	82,880

Industrial Organic Chemicals - 1.57%
4,300	Methanex Corp.	48,332

Life Insurance - 2.26%
1,500	China Life Insurance Co.	69,600

Lumber & Wood Products - 3.08%
4,800	Leucadia National Corp. *	95,040

Metalworking Machinery & Equipment - 2.76%
2,100	SPX Corp.	85,155

Mining Machinery & Equipment - 2.34%
3,900	Bucyrus International, Inc. - Class A	72,228

Miscellaneous Fabricated Metal - 2.50%
2,800	Circor International, Inc.	77,000

Mortgage Bankers & Loan Correspondents - 2.28%
1,000	Money Store, Inc.	70,350

Oil & Gas Field Machinery & Equipment - 2.38%
3,200	Smith International, Inc.	73,248

Operators of Nonresidential Buildings - 2.48%
9,900	Brookfield Properties Corp.	76,527

Radiotelephone Communications - 0.19%
5,000	China Grentech Corp. Ltd. *	6,000

Rubber & Plastics Footwear - 2.07%
800	Deckers Outdoor Corp. *	63,896

Semiconductors & Related Devices - 21.61%
44,200	Advanced Semiconductor Engineering, Inc.	77,792
3,000	Energy Conversion Devices, Inc. *	75,630
13,800	JA Solar Holdings Co. Ltd. ADS *	60,306
4,300	LDK Solar Co. Ltd. *	56,416
3,600	Power Integrations, Inc.	71,568
17,300	Siliconware Precision Industries Co. Ltd. ADS *	77,158
4,300	Standard Microsystems Corp. *	70,262
10,100	Trina Solar Ltd. ADR *	93,829
13,600	Yingli Green Energy Holding Co. Ltd. *	82,960
		665,921
Services-Business Services - 2.33%
8,219	China Techfaith Wireless Communication Technology Ltd. *	10,520
4,400	Ebay, Inc. *	61,424
		71,944
Services-Computer Integrated - 4.17%
6,400	Macrovision Corp. *	80,960
4,600	Vasco Data Security International, Inc. *	47,518
		128,478
Services-Computer Processing & Data Preparations - 2.15%
1,400	Sohu Com, Inc. *	66,276

Services-Prepackaged Software - 0.91%
24,500	CDC Corp. - Class A *	28,175

Steel Works, Blast Furnaces Rolling Mills - 2.55%
3,200	Mittal Steel Co.	78,688

Surgical & Medical Instruments - 2.56%
3,900	China Medical Technologies, Inc.	79,014

Television Broadcasting Stations - 2.68%
3,800	Central European Media Enterprises Ltd. *	82,536

Transportaion Services - 1.95%
7,300	Expedia, Inc.	60,152

Wholesale-Electrical Apparatus - 2.44%
2,500	Anixter International, Inc. *	75,300

Wholesale-Industrial Machinery - 2.56%
5,400	DXP Enterprises, Inc. *	78,894

TOTAL FOR COMMON STOCKS (Cost $3,350,970) - 108.00%		$ 3,327,189

TOTAL INVESTMENTS (Cost $3,350,970) - 108.00%		3,327,189

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.00)%		(246,462)

NET ASSETS - 100.00%		$ 3,080,727

* Non-Income producing securities

1. SECURITY TRANSACTIONS
At December 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,350,970 amounted to $23,781 which consisted of aggregate gross unrealized appreciation of
$245,369 and aggregate gross unrealized depreciation of $269,150.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,327,189	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,327,189	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 25, 2009

* Print the name and title of each signing officer under his or her signature.